Condensed Balance Sheets (Parentheticals)				12 Months Ended
		Feb. 28, 2021 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Sep. 30, 2022 $ / shares shares	Dec. 31, 2021 £ / shares shares	Dec. 31, 2020 £ / shares shares
Cartesian Growth Corp [Member]
Preference shares, par value (in Dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares authorized			1,000,000	1,000,000	1,000,000	1,000,000	1,000,000
Preference shares, shares issued			0	0	0	0	0
Preference shares, shares outstanding			0	0	0	0	0
Founder Shares | $			$ 24,856	$ 144
Sponsor.Member [Member] | Cartesian Growth Corp [Member]
Founder Shares (in Shares)		75,000	7,187,500
Founder Shares | $		$ 1,437,500	$ 25,000
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share) | £ / shares						£ 0.01	£ 0.01
Class A Ordinary Shares | Cartesian Growth Corp [Member]
Ordinary shares subject to possible redemption			0	34,500,000	34,500,000	34,500,000	0
Subject to possible redemption shares Outstanding				34,500,000	34,500,000	34,500,000
Ordinary shares subject to possible redemption price per share | $ / shares				$ 10	$ 10.06
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, authorized			200,000,000	200,000,000	200,000,000	200,000,000	200,000,000
Ordinary shares, issued			0	0	0	0	0
Ordinary shares, outstanding			0	0	0	0	0
Shares issued				34,500,000	34,500,000	34,500,000
Class B Ordinary Shares | Cartesian Growth Corp [Member]
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, authorized			20,000,000	20,000,000	20,000,000	20,000,000	20,000,000
Ordinary shares, issued			7,187,500	8,625,000	8,625,000	8,625,000	7,187,500
Ordinary shares, outstanding			7,187,500	8,625,000	8,625,000	8,625,000	7,187,500
Founder Shares (in Shares)	[1]		7,187,500

[1]	On December 31, 2020, an aggregate of 7,187,500 founder shares were issued to the Sponsor for an aggregate purchase price of $25,000. In February 2021, the Sponsor transferred an aggregate of 75,000 founder shares to the Company’s independent directors. Additionally, on February 23, 2021, the Company effectuated a recapitalization, and an additional 1,437,500 Class B ordinary shares were issued to the Sponsor and, as a result, the initial shareholders held 8,625,000 founder shares, including up to 1,125,000 founder shares which were subject to forfeiture by the Sponsor, if the over-allotment option was not exercised by the underwriters in full. As a result of the underwriters’ full exercise of their over-allotment option on February 26, 2021, none of the Class B ordinary shares are subject to forfeiture any longer.